Annual Fund Operating Expenses - LVIP Delaware US Growth Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	0.73%
Service Class
Operating Expenses:
Management Fee	0.65%
Distribution and/or Service (12b-1) fees	0.30%
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	1.03%

[1]	Other Expenses are based on estimates for the current fiscal year.